UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.  20549

                                       FORM 13F

                                 FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [     ]; Amendment Number:
This Amendment (Check only one.):   [     ]  is a restatement.
                                    [     ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Tukman Grossman Capital Management, Inc.
Address:   60 E. Sir Francis Drake Blvd., Suite 204
           Larkspur, CA  94939

13F File Number:    28-1445

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Daniel L. Grossman
Title:       Vice President
Phone:       415-461-6833
Signature, Place, and Date of Signing:

/s/ Daniel L. Grossman        Larkspur, California        August 11, 2010


Report Type (Check only one.):

[ X ]        13F HOLDINGS REPORT.

[   ]        13F NOTICE.

[   ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          0

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:    $2,093,455 (K)

List of Other Included Managers:           None

NAME OF ISSUER         TITLE OF CLASS             CUSIP   VALUE(K) SH/P AMT S/P P/C  INV DSC   MANAGERS    SOLE    SHARED    NONE
ABBOTT LABS			COMMON		002824100   46902  1002600 SH		SOLE			0   976500   26100
AUTOMATIC DATA PROCESSIN	COMMON		053015103  159426  3959900 SH		SOLE			0  3827900  132000
AVON PRODS INC			COMMON		054303102   60747  2292350 SH		SOLE			0  2216900   75450
BERKSHIRE HATHAWAY INC DELCL B	COMMON		084670702   61425   770800 SH		SOLE			0   745250   25550
COCA COLA CO			COMMON		191216100  149433  2981500 SH		SOLE			0  2882800   98700
CONOCOPHILLIPS			COMMON		20825C104   33077   673800 SH		SOLE			0   651600   22200
DISNEY WALT CO			COM DISNEY	254687106  133337  4232911 SH		SOLE			0  4097637  135274
GENERAL ELEC CO			COMMON		369604103   33796  2343720 SH		SOLE			0  2265020   78700
GOLDMAN SACHS GROUP INC		COMMON		38141G104  131067   998450 SH		SOLE			0   966400   32050
INTERNATIONAL BUSINESS M	COMMON		459200101  208831  1691215 SH		SOLE			0  1635265   55950
JOHNSON & JOHNSON		COMMON		478160104  149853  2537300 SH		SOLE			0  2452500   84800
LOWES COS INC			COMMON		548661107  114276  5596300 SH		SOLE			0  5413700  182600
MICROSOFT CORP			COMMON		594918104  112045  4869400 SH		SOLE			0  4707800  161600
PEPSICO INC			COMMON		713448108  123482  2025950 SH		SOLE			0  1958200   67750
PROCTER & GAMBLE CO		COMMON		742718109  183101  3052700 SH		SOLE			0  2951800  100900
SCHLUMBERGER LTD		COMMON		806857108   79366  1434150 SH		SOLE			0  1387200   46950
STRYKER CORP			COMMON		863667101   11274   225200 SH		SOLE			0   217700    7500
3M CO				COMMON		88579Y101  106866  1352900 SH		SOLE			0  1308200   44700
WAL MART STORES INC		COMMON		931142103  129986  2704100 SH		SOLE			0  2615200   88900
WELLS FARGO & CO NEW		COMMON		949746101   65167  2545600 SH		SOLE			0  2462300   83300

